Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Document Period End Date	Jul. 31, 2024
Carbon Collective Climate Solutions U.S. Equity ETF
Shareholder Report [Line Items]
Fund Name	Carbon Collective Climate Solutions ETF
Class Name	Carbon Collective Climate Solutions ETF
Trading Symbol	CCSO
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carbon Collective Climate Solutions ETF (the "Fund") for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.carboncollectivefunds.com/ccso. You can also request this information by contacting us at (833) 794-0140 or by writing to the Carbon Collective Climate Solutions ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 794-0140
Additional Information Website	www.carboncollectivefunds.com/ccso
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Carbon Collective Climate Solutions ETF	$35	0.35%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated a total return of -7.13% (NAV) and -6.99% (Market). This compares to the 22.15% total return of the S&P 500® Total Return Index for the same period. The Fund experienced a slight decline over the past year, primarily due to macroeconomic challenges and policy uncertainties affecting companies focused on climate solutions infrastructure.

What Factors Influenced Performance

- Economic Pressures: Persistent high inflation and elevated interest rates negatively impacted companies involved in renewable energy and building infrastructure, which constitute a significant portion of our ETF holdings.- Political Uncertainty: The upcoming election and questions surrounding the continuity of key subsidies for clean energy and climate initiatives have contributed to market volatility, affecting companies within our portfolio.

Positioning

Despite these challenges, the Fund maintains its strategic position in the climate solutions sector. In accordance with our investment strategy, we continue to invest in companies developing solutions to climate change, as laid out by project drawdowns and the IEA. The Fund's underperformance this year reflects broader economic pressures rather than a fundamental shift in the viability of climate-focused investments.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

	1 Year	Since Inception (9/19/2022)
Carbon Collective Climate Solutions ETF - at NAV	-7.13%	-0.43%
Carbon Collective Climate Solutions ETF - at Market	-6.99%	-0.34%
S&P 500® Total Return Index	22.15%	22.44%

Performance Inception Date	Sep. 19, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 28,961,000
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 81,740
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)

Fund Size (Thousands)	$28,961
Number of Holdings	206
Total Management Fee	$81,740
Annual Portfolio Turnover	18%

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2024)

Sector Breakdown (% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
Tesla, Inc.	6.1
Carrier Global Corp.	5.0
Johnson Controls International PLC	4.9
Nucor Corp.	4.8
Waste Connections, Inc.	4.8
Waste Management, Inc.	4.6
Southern Copper Corp.	4.6
Quanta Services, Inc.	4.5
First Solar, Inc.	3.3
Li Auto, Inc. - Class A	2.9

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
Carbon Collective Short Duration Green Bond ETF
Shareholder Report [Line Items]
Fund Name	Carbon Collective Short Duration Green Bond ETF
Class Name	Carbon Collective Short Duration Green Bond ETF
Trading Symbol	CCSB
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carbon Collective Short Duration Green Bond ETF (the "Fund") for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.carboncollectivefunds.com/ccsb. You can also request this information by contacting us at (833) 794-0140 or by writing to the Carbon Collective Short Duration Green Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 794-0140
Additional Information Website	www.carboncollectivefunds.com/ccsb
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Carbon Collective Short Duration Green Bond ETF	$15	0.15%

The Fund commenced operations on April 11, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated a total return of 2.37% (NAV) and 2.33% (Market). This compares to the 4.52% total return of the Bloomberg U.S. Aggregate Bond Index for the same period. While the Fund has only been operational for four months, it has delivered steady strong performance over this timeframe while maintaining relatively low volatility, as per the investment goals laid out in the Fund's prospectus.

What Factors Influenced Performance

Bond Market Volatility: The Fund managers were able to capitalize on uncertainty within the bond markets on when the first interest rates would come to generate profits from in and out of certain positions. Inverted Yield Curve: The Fund continued to benefit from the inverted yield curve by keeping its average duration relatively short. Interest Rate Drops: The Fund has benefited from the widespread belief that the first interest rate drops will come after the September, 2024 Fed meeting.

Positioning

Given its strong performance, the Fund managers plan no major updates to their strategy for the upcoming period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Since Inception (4/11/2024)
Carbon Collective Short Duration Green Bond ETF - at NAV	2.37%
Carbon Collective Short Duration Green Bond ETF - at Market	2.33%
Bloomberg U.S. Aggregate Bond Index	4.52%

Performance Inception Date	Apr. 11, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,665,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 15,185
Investment Company, Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)

Fund Size (Thousands)	$11,665
Number of Holdings	22
Total Management Fee	$15,185
Portfolio Turnover*	83%
*Not annualized for periods less than one year.
Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2024)

Sector Breakdown (% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
The AES Corp., 1.38%, 01/15/2026	8.1
State Street Corp., 5.75% (SOFR + 1.35%), 11/04/2026	4.3
Santander Holdings USA, Inc., 5.81% (SOFR + 2.33%), 09/09/2026	4.3
JPMorgan Chase & Co., 0.77% (SOFR + 0.49%), 08/09/2025	4.3
The PNC Financial Services Group, Inc., 4.76% (SOFR + 1.09%), 01/26/2027	4.3
Wells Fargo & Co., 4.54% (SOFR + 1.56%), 08/15/2026	4.3
Southern Copper Corp., 3.88%, 04/23/2025	4.2
Bank of America Corp., 1.53% (SOFR + 0.65%), 12/06/2025	4.2
Avangrid, Inc., 3.20%, 04/15/2025	4.2
Honda Motor Co. Ltd., 2.27%, 03/10/2025	4.2

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.